Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions and contingent liabilities
26	Provisions and contingent liabilities

26.1	Provisions

	12.31.2019	12.31.2018
Product warranties (i)	67.1	98.0
Provisions for labor, taxes and civil (ii)	66.4	58.4
Taxes	41.7	31.4
Post retirement benefits	11.7	31.7
Environmental provision	0.3	2.4
Other	15.7	20.5

	202.9	242.4

Current portion	103.1	116.9
Non-current portion	99.8	125.5

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 26.1.1.
Change in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Voluntary redundancy scheme	Environment provision	Other	Total
At December 31, 2016	94.1	93.1	46.0	28.5	25.3	1.0	14.8	302.8

Additions	42.5	12.7	3.2	14.0	7.0	3.0	7.1	89.5
Interest	—	12.5	4.4	—	—	—	—	16.9
Used/payments	(26.8)	(61.1)	(15.3)	—	(31.0)	—	—	(134.2)
Reversals	(8.8)	(2.3)	(1.4)	—	(1.0)	(2.0)	—	(15.5)
Translation adjustments	0.1	(0.7)	(0.8)	(0.7)	(0.3)	(0.2)	3.4	0.8

At December 31, 2017	101.1	54.2	36.1	41.8	—	1.8	25.3	260.3

Additions	38.1	24.6	0.6	0.8	—	2.0	8.0	74.1
Interest	—	5.1	2.9	—	—	—	—	8.0
Used/payments	(24.9)	(6.4)	(3.3)	(11.2)	—	—	—	(45.8)
Reversals	(16.2)	(11.8)	(0.2)	—	—	(1.0)	—	(29.2)
Translation adjustments	(0.1)	(7.3)	(4.4)	—	—	(0.4)	(12.8)	(25.0)

At December 31, 2018	98.0	58.4	31.7	31.4	—	2.4	20.5	242.4

Additions	54.2	23.8	—	63.9	—	2.3	—	144.2
Interest	—	5.2	2.2	—	—	—	—	7.4
Used/payments	(29.7)	(7.1)	—	(54.0)	—	(1.7)	(0.4)	(92.9)
Reversals	(43.2)	(10.6)	(1.8)	—	—	—	—	(55.6)
Translation adjustments	(0.2)	(1.9)	(0.7)	0.4	—	(0.1)	(0.6)	(3.1)
Liabilities held for sale	(12.0)	(1.4)	(19.7)	—	—	(2.6)	(3.8)	(39.5)

At December 31, 2019	67.1	66.4	11.7	41.7	—	0.3	15.7	202.9

26. 1.1	Labor, tax and civil provisions

	12.31.2019	12.31.2018
Tax related
IRPJ (i)	13.6	9.2
PIS and COFINS	5.3	5.3
Social security contributions (ii)	2.4	2.4
Import taxes (iii)	0.8	0.8
FUNDAF	—	0.1
Others	—	0.2

	22.1	18.0
Labor related
Plurimas 461/1379 (iv)	9.6	10.0
Reintegration (v)	6.0	7.0
Overtime (vi)	7.6	6.0
Dangerousness (vii)	1.4	1.0
Indemnity (viii)	4.9	3.1
Third parties	1.5	0.5
Others	12.9	12.4

	43.9	40.0
Civil related
Indemnity (ix)	0.4	0.4

	0.4	0.4

	66.4	58.4

Current portion	21.4	20.7
Non-current portion	45.0	37.7

(i)	The Company has obtained an injunction to suspend collection of withholding tax related to values transferred overseas.
(ii)	The Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.
(iii)
Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (
Supremo Tribunal de Justiça
).

(iv)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.
(v)	Suits brought by former employees claiming reinstatement with the Company for various reasons.
(vi)	Requests for payment of alleged differences in relation to overtime.
(vii)	Requests that seek recognition of hazardous activity.
(viii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.
(ix)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.
The tax, labor and civil provisions are recorded in accordance with the Company’s accounting policy and the amounts shown here represent the estimated amounts that the Company’s legal department and its external counsel expect the Company to have to disburse to settle the lawsuits.

26.2	Contingent liabilities
Contingent liabilities are amounts classified as possible losses, in accordance with the Company’s accounting policy, in the opinion of the Company’s legal department, supported by its external counsel. When the contingent liability arises from the same set of circumstances as an existing provision, the type of the corresponding provision is indicated at the end of the description. The Company’s main contingent liabilities are listed below:

•	The Company has a legal discussion related to the ISSQN rate in the amount of US$ 60.0 on December 31, 2019 (US$ 55.9 on December 31, 2018).

•	The Company has a legal dispute over AIIM on SAT / Agentes Nocivos from 2003 in the amount of US$ 7.7 on December 31, 2019 (US$ 8.1 on December 31, 2018).

•	The Company has a dispute about the transfer price calculation from the year 2009 in the amount of US$ 9.0 on December 30, 2019 (US$ 8.4 on December 31, 2018).

•	The Company is involved in a legal dispute related to tax credits paid by its subsidiaries abroad amounting to US$ 99.6 on December 31, 2019 (US$ 119.6 on December 31, 2018).

•
The Company has a dispute on the 2007 Tax Assessment Notice regarding the validity of the provisions contained in the Normative Instruction No. 213/02, which determined the taxation of profits from abroad through the application of Brazilian rules. The dispute involves transfer pricing in loans between associates, equity method, among others. On September 1, 2010, decadence had been accepted to exclude the requirements of the first three quarters of 2002, and it was determined to carry out diligence to collect information requested by the National Treasury Attorney (
Procuradoria da Fazenda Nacional
- PNF). In April 2019 the judge trial was converted into diligence. The amount is US$ 161.0 on December 31, 2019 (US$ 163.9 on December 31, 2018).

•
The Company has a discussion on the disallowance of credits launched in several PERDCOMPs (electronic request for reimbursement or refund and tax offset statement program in Brazil) in the amount of US$ 51.0 on December 31, 2019 (US$ 37.5 on December 31, 2018).

•	Other tax lawsuits in the amount of US$ 0.6 as of December 31, 2019 (US$ 0.6 as of December 31, 2018).

•	The Company has contingent liabilities amounting to US$ 20.9 on December 31, 2019 related to several labor claims (US$ 36.4 on December 31, 2018).

26.3	SEC/DOJ and Brazilian public prosecutor’s investigations

In October 2016, the Company entered into definitive agreements with the United States and Brazilian authorities for the resolution of criminal and civil violations of the U.S. Foreign Corrupt Practices Act of 1977, as amended, or FCPA and for the resolution of violations of certain Brazilian laws.
Under the final agreements with the DOJ (U.S. Department of Justice) and the SEC (U.S. Securities and Exchange Commission):

•
The Company agreed to pay approximately US$ 98.2 to the SEC (of which US$20.0 million or R$64.0 million was due to the Brazilian Securities and Exchange Commission (CVM or
Comissão de Valores Mobiliários
) and the Brazilian Federal Public Prosecutor’s Office (MPF or
Ministério Público Federal
) under the term of undertaking (TCAC or
Termo de Compromisso e de Ajustamento de Conduta
), in the form of disgorgement of profits and pre-judgement interest.

•
The Company agreed to pay approximately US$ 107.3 to the DOJ, as penalty for one count of conspiracy to violate the anti-bribery and books and records provisions of the FCPA (U.S. Foreign Corrupt Practices Act) and one count of violating the internal controls provisions of the FCPA.

•
In a deferred prosecution agreement (DPA), the DOJ agreed to defer prosecution of the charges for three years, after which period the charges will be dismissed if the Company complied with the terms of the DPA.

•
The Company agreed with the DOJ and the SEC to retain an external and independent anti-corruption monitorship for a period of approximately three years. In February 2020, the Company agreed to extend the term of the external and independent monitorship for an additional 90 days in order to allow the monitor to complete his work.

•
On April 13, 2020, the monitor delivered his final report to the DOJ and to the SEC, finding that Embraer’s compliance program is reasonably designed and implemented to detect and prevent violations of the anti-corruption laws.
On May 22, 2020, the monitorship term expired. Under both the DPA and the SEC Consent, there remain certain additional steps that the Company must take to complete the requirements of the DPA and the SEC Consent.

The Final Agreements and the TCAC represent the conclusion of the internal investigation of allegations of noncompliance with the FCPA and certain Brazilian laws in four aircraft sales outside Brazil between 2007 and 2011.
Related proceedings and developments are ongoing and could result in additional fines and possibly other sanctions and adverse consequences, which may be substantial. The Company believes that there is no adequate basis at this time for estimating accruals or quantifying any contingency with respect to these matters.
The Company will continue to cooperate with governmental authorities, as circumstances may require. In this regard, on February 23, 2017 the Company entered into an Exoneratory Agreement with the Mozambican authorities for collaboration with the investigations in that country and under which there are no financial obligations for Embraer. In July 2018, the Company entered into a collaboration agreement with the Attorney General’s Office of the Dominican Republic in exchange for our cooperation with ongoing investigations in that country and paid US$ 7.0 to the Dominican Republic.